Cover	May 02, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 02, 2023
Entity File Number	001-35521
Entity Registrant Name	CLEARSIGN TECHNOLOGIES CORPORATION
Entity Central Index Key	0001434524
Entity Tax Identification Number	26-2056298
Entity Incorporation, State or Country Code	WA
Entity Address, Address Line One	8023 E. 63rd Place, Suite 101
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74133
City Area Code	918
Local Phone Number	236-6461
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CLIR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false